Concentrations of Credit Risk and Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ruineng [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage	33.81%
Jincai [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage	17.21%
Liaoning Beifang Environmental Protection Co., Ltd [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage	13.71%	25.20%
Jiangshan Town [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage		11.89%
Changchun Guangtaiyuan Environmental Protection Technology Co., Ltd [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage		10.17%
Entity C [Member] | Accounts Payable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage	25.89%	10.26%
Dalian Huarui accounted [Member] | Accounts Payable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage	24.95%
Entity A [Member] | Accounts Payable [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage		19.75%
Customer [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage	10.00%
Suppliers [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Details) [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%